Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Concentration Risk [Line Items]
Estimated Useful Lives
Depreciation is based on the following estimated useful lives, as of December 31, 2014:

Range of Useful Lives, from:
Buildings	8 years	to	45 years
Machinery and equipment	2 years	to	20 years
Leasehold improvements	2 years	to	9 years
Computer equipment and software	2 years	to	10 years
Assets under capital lease	Shorter of useful life or lease term
Furniture and fixtures	2 years	to	10 years

	Land and Buildings	Machinery and Equipment	Leasehold Improve- ments	Computer Equipment and Software	Assets under Capital Lease	Furniture and Fixtures	Assets under Construc- tion	Total
	(In thousands)
Cost:
At January 1, 2014	$191,141	$83,431	$22,323	$73,057	$5,012	$4,743	$69,497	$449,204
Additions	19,012	9,199	1,157	38,675	4,784	159	10,659	83,645
Additions due to acquisitions	16,409	5,057	1,581	3,149	—	618	277	27,091
Disposals/transfers/impairments/other	—	(5,175)	(8,691)	(25,789)	(3,714)	(2,208)	(572)	(46,149)
Effect of currency translation	(2,070)	(613)	(205)	(108)	—	(94)	—	(3,090)
At December 31, 2014	$224,492	$91,899	$16,165	$88,984	$6,082	$3,218	$79,861	$510,701
Accumulated Depreciation:
At January 1, 2014	$(17,388)	$(30,983)	$(15,625)	$(49,939)	$(3,357)	$(2,027)	$(3,011)	$(122,330)
Additions	(13,381)	(11,599)	(553)	(14,360)	(1,697)	(1,075)	—	(42,665)
Disposals/transfers/impairments/other	—	6,052	8,118	22,159	3,234	2,025	—	41,588
Effect of currency translation	113	131	26	97	—	42	—	409
At December 31, 2014	$(30,656)	$(36,399)	$(8,034)	$(42,043)	$(1,820)	$(1,035)	$(3,011)	$(122,998)
Net Book Amount:
At December 31, 2014	$193,836	$55,500	$8,131	$46,941	$4,262	$2,183	$76,850	$387,703
At December 31, 2013	$173,753	$52,448	$6,698	$23,118	$1,655	$2,716	$66,486	$326,874

Customer Concentration Risk
Concentration Risk [Line Items]
Schedules of concentration of risk, by risk factor
Total revenues from customers who accounted for 10% or more of our total consolidated revenues during the years ended December 31 are as follows:

	2014	2013	2012
Cardinal Health, Inc.	21%	26%	30%
McKesson Corporation	31%	32%	32%
AmerisourceBergen Corporation	16%	19%	15%

Product Concentration Risk
Concentration Risk [Line Items]
Schedules of concentration of risk, by risk factor
The Company derives a majority of its total revenues from a limited number of products. Products that accounted for 10% or more of our total revenues during the years ended December 31 were as follows:

	2014	2013	2012
Lidoderm®	7%	28%	41%
Opana® ER	8%	11%	13%